INCOME TAX - Earnings before income taxes reported in the consolidated statements (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
PRC statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expenses:
Share-based compensation	1.80%	1.40%	3.70%
Others	0.40%	0.90%	1.10%
Tax rate differential	(0.30%)	(0.50%)	(0.90%)
Effect of PRC preferential tax rate	(9.40%)	(9.00%)	(11.10%)
Bonus deduction on research and development expenses	(2.40%)	(2.30%)	(1.50%)
Change in valuation allowance	0.00%	0.40%	(0.60%)
Repatriation tax	0.00%	(4.50%)	29.40%
Tax effect of equity method investment	0.20%	0.30%	(0.60%)
Excess tax benefits from stock option exercises	(0.60%)	(0.80%)	(0.70%)
Effective income tax rate	14.70%	10.90%	43.80%